Note 21 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Note 21 - Borrowings
Disclosure of detailed information about borrowings [text block]
	Year ended December 31,
	2023	2022
Non-current
Bank borrowings	48,304	46,433
	48,304	46,433
Current
Bank borrowings	513,909	682,255
Bank overdrafts	21,224	94
Costs of issue of debt	-	(20)
	535,133	682,329
Total Borrowings	583,437	728,762

Disclosure of detailed information about the maturity of borrowings [text block]
At December 31, 2023	1 year or less	1 - 2 years	2 – 3 years	Over 3 years	Total
Borrowings	535,133	46,804	1,500	-	583,437
Total borrowings	535,133	46,804	1,500	-	583,437

Interest to be accrued	10,510	3,533	283	-	14,326
Total	545,643	50,337	1,783	-	597,763

At December 31, 2022	1 year or less	1 - 2 years	2 – 3 years	Over 3 years	Total
Borrowings	682,329	41,933	3,000	1,500	728,762
Total borrowings	682,329	41,933	3,000	1,500	728,762

Interest to be accrued (*)	26,153	821	64	8	27,046
Total	708,482	42,754	3,064	1,508	755,808

(*) Includes the effect of hedge accounting.

Disclosure of detailed information about significant borrowings [text block]
In millions of U.S. dollars
Disbursement date	Borrower	Type	Final maturity	Outstanding
2023	Tubos de Acero de Mexico S.A.	Bilateral	2024	200
2023	Tenaris Tubocaribe Ltda.	Bilateral	2024	60
2023	Confab Industrial S.A.	Bilateral	2024	40
2017	Global Pipe Company	Bilateral	2024 / 2025	39

Disclosure of detailed information about weighted average interest rates of borrowings [text block]
	2023	2022
Total borrowings	10.56%	9.45%

Disclosure of detailed information about borrowings by currency and rate [text block]
		Year ended December 31,
Currency	Interest rates	2023	2022
USD	Variable	20,000	20,000
SAR	Fixed	23,803	18,933
SAR	Variable	4,501	7,500
Total non-current borrowings		48,304	46,433
		Year ended December 31,
Currency	Interest rates	2023	2022
USD	Variable	221,008	200,350
USD	Fixed	111,654	206,336
BRL	Variable	39,947	-
EUR	Fixed	25,104	26,829
MXN	Fixed	-	141,802
ARS	Fixed	23,462	74,025
SAR	Variable	3,035	3,023
SAR	Fixed	110,923	29,964
Total current borrowings		535,133	682,329

Disclosure of borrowings evolution [text block]
	Year ended December 31, 2023
	Non-current	Current
At the beginning of the year	46,433	682,329
Translation differences	45	(74,851)
Proceeds and repayments, net	20,000	(231,797)
Interests accrued less payments	11	(2,702)
Reclassifications	(18,185)	18,185
Increase due to business combinations (*)	-	122,839
Overdrafts variation	-	21,130
At the end of the year	48,304	535,133

(*) Related to the GPC acquisition, for more information see note 34 to these Consolidated Financial Statements.